Changes in Non-Cash Working Capital	12 Months Ended
Oct. 31, 2021
Changes In Non-cash Working Capital
Changes in Non-Cash Working Capital

22.	Changes in Non-Cash Working Capital

The changes to the Company’s non-cash working capital for the year ended October 31, 2021, and 2020 are as follows:

Years ended October 31,	2021	2020	2019
	$	$	$
Accounts receivable	(412,060)	(37,698)	119,473
Inventory & biological assets	(1,359,567)	142,454	360,780
Prepaid expenses and other assets	(196,261)	14,158	211,982
Accounts payable and accrued liabilities	(294,846)	(133,516)	(894,654)
Interest payable	4,383	(46,462)	(135,265)
Unearned revenue	-	(35,000)	35,000
Deferred rent	(10,494)	-	-
Income taxes payable	137,131	-	-
Total	(2,131,714)	(96,064)	(302,684)